Plumb Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Broadline Retail - 6.9%
Amazon.com, Inc. (a)	4,000	$877,560
MercadoLibre, Inc. (a)	600	1,020,264
		1,897,824

Commercial Services & Supplies - 7.1%
Copart, Inc. (a)	17,500	1,004,325
VSE Corp.	10,000	951,000
		1,955,325

Consumer Finance - 3.8%
American Express Co.	3,500	1,038,765

Financial Services - 17.9%
Fiserv, Inc. (a)	3,000	616,260
Mastercard, Inc. - Class A	2,300	1,211,111
Toast, Inc. - Class A (a)	27,000	984,150
Visa, Inc. - Class A	4,000	1,264,160
WEX, Inc. (a)	4,750	832,770
		4,908,451

Health Care Equipment & Supplies - 5.2%
Intuitive Surgical, Inc. (a)	2,700	1,409,292

Hotels, Restaurants & Leisure - 0.3%
Kura Sushi USA, Inc. - Class A (a)	1,000	90,580

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	8,750	1,656,375

Oil, Gas & Consumable Fuels - 1.9%
Phillips 66	4,600	524,078

Personal Care Products - 4.6%
elf Beauty, Inc. (a)	10,000	1,255,500

Pharmaceuticals - 6.5%
Eli Lilly & Co.	1,200	926,400
Novo Nordisk AS - ADR	10,000	860,200
		1,786,600

Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices, Inc. (a)	6,500	785,135
NVIDIA Corp.	22,000	2,954,380
		3,739,515

Software - 16.1%
Adobe, Inc. (a)	2,500	1,111,700
Autodesk, Inc. (a)	4,000	1,182,280
Cadence Design Systems, Inc. (a)	1,500	450,690
Microsoft Corp.	2,750	1,159,125
Synopsys, Inc. (a)	1,038	503,804
		4,407,599

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	4,750	1,189,495
TOTAL COMMON STOCKS (Cost $10,679,685)		25,859,399

SHORT-TERM INVESTMENTS - 5.6%		Value
Money Market Funds - 5.6%	Shares
First American Government Obligations Fund - Class X, 4.56% (b)	1,541,559	1,541,559
TOTAL SHORT-TERM INVESTMENTS (Cost $1,541,559)		1,541,559

TOTAL INVESTMENTS - 100.1% (Cost $12,221,244)		27,400,958
Liabilities in Excess of Other Assets - (0.1)%		(38,830)
TOTAL NET ASSETS - 100.0%		$27,362,128
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AS - Aksjeselskap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Plumb Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,859,399	$–	$–	$25,859,399
Money Market Funds	1,541,559	–	–	1,541,559
Total Investments	$27,400,958	$–	$–	$27,400,958

Refer to the Schedule of Investments for further disaggregation of investment categories.